Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 315,931	$ 331,649
Consumer installment and other personal	245,935	228,382
Credit card	41,596	40,639
Business and government	341,310	356,973
Total loans	944,772	957,643
Loans at FVOCI	165	230
Loans	944,937	957,873
Total allowance for loan losses	8,682	8,094	$ 7,811
Total loans, net of allowance	$ 936,255	$ 949,779